Average Annual Total Returns - Hartford Short Duration ETF	Hartford Short Duration ETF Return Before Taxes Since Inception	Hartford Short Duration ETF Return Before Taxes 1 Year	Hartford Short Duration ETF After Taxes on Distributions Since Inception	Hartford Short Duration ETF After Taxes on Distributions 1 Year	Hartford Short Duration ETF After Taxes on Distributions and Sale of Fund Shares Since Inception	Hartford Short Duration ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) Since Inception	Bloomberg 1-3 Year U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year
Total	4.34%	3.83%	3.02%	2.60%	2.75%	2.25%	3.44%	3.33%